THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               --------------

Check here if Amendment  [X]              Amendment Number:     1
   This Amendment (Check only one): [ ]   is a restatement    -----
                                    [X]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WS Capital Management, L.P.
          -----------------------------
Address:  300 Crescent Court, Suite 880
          -----------------------------
          Dallas, Texas 75201
          -----------------------------

Form 13F File Number: 28-10349
                      -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Reid S. Walker                   Contact Person: Joseph I. Worsham, II
          ----------------------------
Title:    Member of WS Capital,
          L.L.C., general partner of
          WS Capital Management, L.P.
          ----------------------------
Phone:    (214) 756-6056
          ----------------------------

Signature, Place and Date of Signing:

  /s/ Reid S. Walker            Dallas, Texas              May 13, 2004
----------------------     ----------------------     ----------------------
     (Signature)               (City, State)                  (Date)

Report Type ( Check only one):

 [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     39
Form 13F Information Table Value Total:                $44,175
                                                 (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CAPITAL
 STRATEGIES          COM         024937104       1,008      45,000     SH            SHARED(2)                       45,000
ACTION
 PERFORMANCE CO
 INC                 COM         004933107         529      25,000     SH            SHARED(2)                       25,000
AVID
 TECHNOLOGY INC      COM         05367P100         444      20,000     SH            SHARED(2)                       20,000
BALLYS TOTAL
 FITNESS HLDG COR    COM         05873K108         507     100,000     SH            SHARED(2)                      100,000
CELERITIK INC        COM         159026103       1,445     191,200     SH            SHARED(2)                      191,200
COLUMBIA
 SPORTSWEAR CO       COM         198516106         743      20,000     SH            SHARED(2)                       20,000
COOPER COS INC     COM NEW       216648402         299      10,000     SH            SHARED(2)                       10,000
COORS ADOLPH CO      CL B        217016104         970      20,000     SH            SHARED(2)                       20,000
CTI MOLECULAR
 IMAGING INC         COM         22943D105         937      47,800     SH            SHARED(2)                       47,800
DST SYS INC DEL      COM         233326107       1,632      60,000     SH            SHARED(2)                       60,000
DAN RIV INC GA       CL A        235774106         160      47,000     SH             OTHER(3)                       47,000
DOT HILL SYS CORP    COM         25848T109       4,488     863,000     SH            SHARED(2)                      863,000
FRONTIER OIL CORP    COM         35914P105       1,341      78,400     SH              SOLE(1)             78,400
GENESIS HEALTH
 VENTURE INC N       COM         37183F107         892      60,000     SH            SHARED(2)                       60,000
GLOBESPANVIRATA
 INC                 COM         37957V106         450     100,000     SH              SOLE(1)            100,000
HARVEST NATURAL
 RESOURCES IN        COM         41754V103         666     137,000     SH            SHARED(2)                      137,000
HOLLY CORP      COM PAR $0.01    435758305       7,466     260,700     SH            SHARED(2)                      260,700
INET
 TECHNOLOGIES
 INC                 COM         45662V105         208      35,275     SH             OTHER(3)                       35,275
INTER TEL INC        COM         458372109       1,445      96,300     SH            SHARED(2)                       96,300
JNI CORP             COM         46622G105         419     150,000     SH            SHARED(2)                      150,000
LIBERTY MEDIA
 CORP NEW         COM SER A      530718105         584      60,000     SH            SHARED(2)                       60,000
LIFECELL CORP        COM         531927101          64      24,600     SH             OTHER(3)                       24,600
MIPS
 TECHNOLOGIES
 INC                 CL A        604567107          46      25,000     SH              SOLE(1)             25,000
NCE PETROFUND
 1              TR UT NEW 2001   62885E406       1,093     139,200     SH              SOLE(1)            139,200
NICOR INC            COM         654086107       1,464      53,600     SH            SHARED(2)                       53,600
OMNIVISION
 TECHNOLOGIES INC    COM         682128103       1,450      70,000     SH            SHARED(2)                       70,000
OVERTURE SVCS INC    COM         69039R100         759      50,000     SH            SHARED(2)                       50,000
PARKER DRILLING
 CO                  COM         701081101         176      74,300     SH            SHARED(2)                       74,300
PERSISTENCE
 SOFTWARE INC        COM         715329108          56     233,900     SH              SOLE(1)            233,900
PICCADILLY
 CAFETERIAS INC      COM         719567109         229     327,641     SH            SHARED(2)                      327,641
PRE PAID LEGAL
 SVCS INC            COM         740065107       2,703     156,400     SH            SHARED(2)                      156,400
SCIENTIFIC GAMES
 CORP                CL A        80874P109          62      11,500     SH             OTHER(3)                       11,500
SILICON
 LABORATORIES INC    COM         826919102       4,783     182,900     SH            SHARED(2)                      182,900
STORAGENETWORKS
 INC                 COM         86211E103         711     790,000     SH            SHARED(2)                      790,000
TECHTEAM GLOBAL
 INC                 COM         878311109       1,301     215,369     SH            SHARED(2)                      215,369
TYLER
 TECHNOLOGIES INC    COM         902252105         449     127,100     SH              SOLE(1)            127,100
WET SEAL INC         CL A        961840105       1,674     229,300     SH            SHARED(2)                      229,300
XM SATELLITE
 RADIO HLDGS INC     CL A        983759101         295      50,000     SH              SOLE(1)             50,000
Z TEL
 TECHNOLOGIES INC    COM         988792107         227     145,700     SH             OTHER(3)                      145,700

(1) WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by Walker Smith Capital, L.P., Walker Smith Capital (Q.P.), L.P. and Walker Smith International Fund, Ltd.

(2) WS Capital Management, L.P. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by Walker Smith Capital, L.P., Walker Smith Capital (Q.P.), L.P. and Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by WS Opportunity Fund, L.P., WS Opportunity Fund (Q.P.), L.P. and WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C., the general partner of WS Capital Management, L.P., and WSV Management, L.L.C., may each control decisions regarding the investment and voting of these shares.

(3) WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by WS Opportunity Fund, L.P., WS Opportunity Fund (Q.P.), L.P. and WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith together control a majority of the voting power of WSV Management, L.L.C., and each may therefore have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C.